CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	$ 61,975	¥ 431,459	¥ 576,562
Restricted cash	17	115	115
Accounts receivable, net of allowances of RMB9,308 and RMB28,516 (US$4,096) as of December 31, 2018 and 2019, respectively	19,452	135,417	141,911
Prepayments and other current assets	12,366	86,087	80,578
Amounts due from related parties	75	521	4,564
Total current assets	93,885	653,599	803,730
Non-current assets:
Property and equipment, net	15,260	106,235	92,874
Intangible assets, net	1,265	8,810	1,531
Long-term investments	24,223	168,637	79,696
Other non-current assets	378	2,642	14,237
Total non-current assets	41,126	286,324	188,338
Total assets	135,011	939,923	992,068
Current liabilities:
Accounts payable (including accounts payable of the variable interest entity ("VIE") without recourse to the Company of RMB18,683 and RMB19,974 (US$2,869) as of December 31, 2018 and 2019, respectively)	2,872	19,996	18,811
Deferred revenue and customer deposits (including deferred revenue and customer deposits of the VIE without recourse to the Company of RMB55,625 and RMB73,820 (US$10,604) as of December 31, 2018 and 2019, respectively)	11,141	77,561	59,483
Accrued liabilities and other current liabilities (including accrued liabilities and other current liabilities of the VIE without recourse to the Company of RMB59,556 and RMB72,580 (US$10,425) as of December 31, 2018 and 2019, respectively)	13,829	96,277	76,666
Amounts due to related parties (including amount due to related parties of the VIE without recourse to the Company of RMB8,864 and RMB56 (USD$8) as of December 31, 2018 and 2019, respectively)	8	56	8,864
Total current liabilities	27,850	193,890	163,824
Non-current liabilities:
Other non-current liabilities (including other non-current liabilities of the VIE without recourse to the Company of RMB140 and RMB64 (US$9) as of December 31, 2018 and 2019, respectively)	9	64	140
Deferred revenue	1,171	8,150	10,265
Convertible notes	33,042	230,031	216,179
Total non-current liabilities	34,222	238,245	226,584
Total liabilities	62,072	432,135	390,408
Commitments and contingencies
Shareholders' equity
Treasury shares (46,303 and 81,930 class A common shares as of December 31, 2018 and 2019, respectively)	(287)	(1,999)	(3,165)
Additional paid-in capital	137,426	956,735	944,500
Accumulated deficit	(65,121)	(453,359)	(348,123)
Accumulated other comprehensive income	914	6,363	8,400
Total shareholders' equity	72,939	507,788	601,660
Total liabilities and shareholders' equity	135,011	939,923	992,068
Class A Common Shares
Shareholders' equity
Common shares	5	37	37
Class B Common Shares
Shareholders' equity
Common shares	$ 2	¥ 11	¥ 11